Consolidated Statements of Operations - Class of Stock [Domain] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 0	$ 0	$ 0	$ 0
Operating expense:
Research and development	2,477	517	13,762	2,089
General and administrative	4,061	1,119	7,592	3,622
Total operating expense	6,538	1,636	21,354	5,711
Loss from operations	(6,538)	(1,636)	(21,354)	(5,711)
Other income (expense):
Interest expense	(42)	(638)	(813)	(2,631)
Loss on issuance of common stock	0	(67)	(260)	(352)
Loss on issuance of debt			0	(6,709)
Loss on extinguishment of convertible debt			(1,250)	0
Loss on issuance of warrants	0	(3,867)	(3,867)	0
Other expense			(50)	0
Change in fair value of warrants and derivative liabilities	0	666	317	271
Total other income (expense)	(42)	(3,906)	(5,923)	(9,421)
Net loss	(6,580)	(5,542)	(27,277)	(15,132)
Preferred stock dividend	828	26	875	38
Net loss attributable to common stockholders	$ (7,408)	$ (5,568)	$ (28,152)	$ (15,170)
Per share net loss applicable to common stockholders':
Basic and diluted net loss per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.03)
Weighted average shares used in computing basic loss per share:
Basic and diluted weighted average common shares outstanding (in shares)	1,084,768,816	630,720,618	788,933,978	450,931,510